Document and Entity Information	Nov. 02, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	KEYCORP /NEW/
Amendment Flag	false
Entity Central Index Key	0000091576
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity File Number	001-11302
Entity Incorporation State Country Code	OH
Entity Tax Identification Number	34-6542451
Entity Address, Address Line One	127 Public Square
Entity Address, City or Town	Cleveland
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44114-1306
City Area Code	(216)
Local Phone Number	689-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Shares 1 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares, $1 par value
Trading Symbol	KEY
Security Exchange Name	NYSE
Depositary Shares Each Representing A 140th Interest In A Share Of Fixed To Floating Rate Perpetual Not Cumulative Preferred Stock Series E [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares (each representing a 1/40th interest in a share of Fixed-to-Floating Rate Perpetual Non-Cumulative Preferred Stock, Series E)
Trading Symbol	KEY PrI
Security Exchange Name	NYSE
Series F Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares (each representing a 1/40th interest in a share of Fixed Rate Perpetual Non-Cumulative Preferred Stock, Series F)
Trading Symbol	KEY PrJ
Security Exchange Name	NYSE
Series G Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares (each representing a 1/40th interest in a share of Fixed Rate Perpetual Non-Cumulative Preferred Stock, Series G)
Trading Symbol	KEY PrK
Security Exchange Name	NYSE
Series H Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares (each representing a 1/40th interest in a share of Fixed Rate Reset Perpetual Non-Cumulative Preferred Stock, Series H)
Trading Symbol	KEY PrL
Security Exchange Name	NYSE